SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY
Components of accumulated other comprehensive loss, net of related tax effects

	As at December 31,

	2012	2011

Cumulative translation adjustment	$(16,206)	$(16,206)

Unrealized net (loss) gain on available-for-sale securities	(7,680)	16,350

Unrealized loss on derivative financial instruments	(260)	(4,404)

Unrealized loss on pension benefits liability	(4,071)	(5,219)

Tax effect of unrealized loss on derivative financial instruments	397	1,491

Tax effect of unrealized loss on pension benefits liability	509	882

Accumulated other comprehensive loss	$(27,311)	$(7,106)

Schedule of reconciliation for weighted average number of common shares in calculation of basic and diluted income (loss) per share

	Years Ended December 31,

	2012	2011	2010

Weighted average number of common shares outstanding – basic	171,250,179	169,352,896	162,342,686

Add: Dilutive impact of employee stock options	–	–	1,192,530

Dilutive impact of warrants	–	–	2,263,902

Dilutive impact of shares related to RSU plan	235,436	–	43,141

Weighted average number of common shares outstanding – diluted	171,485,615	169,352,896	165,842,259